UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor:  0001633283

Towd Point Mortgage Trust 2024-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative (Base Pool) (Securitized Loans)
Schedule 2 – Cure Tracking Report (Base Pool)
Schedule 3 – Data Compare (Base Pool)
Schedule 4 – Data Extract Report (Base Pool)
Schedule 5 – Loan Level Tracking Report (Base Pool)
Schedule 6 – Payment History Securitization Report (Base Pool)
Schedule 7 – Executive Summary/Narrative (Base + Upsize Pool) (Securitized Loans)
Schedule 8 – Cure Tracking Report (Upsize Pool)
Schedule 9 – Data Compare (Upsize Pool)
Schedule 10 – Data Extract Report (Upsize Pool)
Schedule 11 – Loan Level Tracking Report (Upsize Pool)
Schedule 12 – Payment History Securitization Report (Upsize Pool)
Schedule 13 – Executive Summary/Narrative (Non-Securitized Loans)

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative (Base Pool)
Schedule 2 – Data Compare Report (Base Pool)
Schedule 3 – Findings Report (Base Pool)
Schedule 4 – Loan Summary (Base Pool)
Schedule 5 – Rating Agency Grades (Base Pool)
Schedule 6 – Executive Summary/Narrative (Base + Upsize Pool)
Schedule 7 – Data Compare Report (Upsize Pool)
Schedule 8 – Findings Report (Upsize Pool)
Schedule 9 – Loan Summary (Upsize Pool)
Schedule 10 – Rating Agency Grades (Upsize Pool)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 8, 2024

TOWD POINT ASSET FUNDING, LLC
(Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative (Base Pool) (Securitized Loans)
Schedule 2 – Cure Tracking Report (Base Pool)
Schedule 3 – Data Compare (Base Pool)
Schedule 4 – Data Extract Report (Base Pool)
Schedule 5 – Loan Level Tracking Report (Base Pool)
Schedule 6 – Payment History Securitization Report (Base Pool)
Schedule 7 – Executive Summary/Narrative (Base + Upsize Pool) (Securitized Loans)
Schedule 8 – Cure Tracking Report (Upsize Pool)
Schedule 9 – Data Compare (Upsize Pool)
Schedule 10 – Data Extract Report (Upsize Pool)
Schedule 11 – Loan Level Tracking Report (Upsize Pool)
Schedule 12 – Payment History Securitization Report (Upsize Pool)
Schedule 13 – Executive Summary/Narrative (Non-Securitized Loans)

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative (Base Pool)
Schedule 2 – Data Compare Report (Base Pool)
Schedule 3 – Findings Report (Base Pool)
Schedule 4 – Loan Summary (Base Pool)
Schedule 5 – Rating Agency Grades (Base Pool)
Schedule 6 – Executive Summary/Narrative (Base + Upsize Pool)
Schedule 7 – Data Compare Report (Upsize Pool)
Schedule 8 – Findings Report (Upsize Pool)
Schedule 9 – Loan Summary (Upsize Pool)
Schedule 10 – Rating Agency Grades (Upsize Pool)